Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands										12 Months Ended
	Sep. 18, 2025 USD ($)	May 30, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Oct. 18, 2024 MXN ($)	Jul. 10, 2024 MXN ($)	Jun. 20, 2024 MXN ($)	Jun. 07, 2024 MXN ($)	Mar. 18, 2022 USD ($)	Dec. 28, 2017 USD ($)	Dec. 31, 2025	Aug. 22, 2025 MXN ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan											$ 8,500,000
Interest rate											9.02%
Derivative financial instrument basis points		54.00%
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan												$ 510,000,000
Interest rate												8.00%
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 40,000,000
Borrowings interest rate basis										The loan bears interest at SOFR 1-month plus 285 basis points for a period of 7 years from this disposition and semi-annual instalments
Loan maturity period									7 years
Derivative financial instrument basis points									285.00%
Unsecured Revolving Credit Agreement With MBJA on March 31, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 60,000
Borrowings interest rate basis										The credit bears interest at 1‑month SOFR plus 200 basis points, with a maturity date of October 4, 2029, and semi‑annual instalments.
Derivative financial instrument basis points			200.00%
Maturity date			Oct. 04, 2029
Loans, outstanding balance			$ 48,000,000
Unsecured Loan With GAP On June 7, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 1,500,000
Loan maturity period							18 months
Derivative financial instrument basis points							24.00%
Simple loan With GAP On July 10, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 1,000,000
Loan maturity period					12 months
Derivative financial instrument basis points					18.00%
Simple Loan Agreement with GAP on September 18, 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 40,000,000
Borrowings interest rate basis										bearing interest at a variable rate of SOFR plus 81 basis points, with the principal due at maturity
Loan maturity period	5 years
Derivative financial instrument basis points	81.00%
Simple loan Agreement With GAP On October 18, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 1,500,000
Loan maturity period				12 months
Derivative financial instrument basis points				38.00%
Credit Agreement With GAP On June 20, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 875,000
Loan maturity period						12 months
Derivative financial instrument basis points						20.00%
Maturity date										May 30, 2025
Line of Credit with GAP on May 30, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 3,375,000
Interest rate										7.1978%
Loan maturity period		5 years
Derivative financial instrument basis points		54.00%
Maturity date		May 30, 2030
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan													$ 10,900,000
Borrowings interest rate basis										Interest is accrued at an interest rate of 14.0% per annum and semi-annual instalments
Interest rate													14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP on March 18, 2022, Annual Interest Rate 2.64% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 95,500,000
Borrowings interest rate basis										interest rate of 2.64%, due on January 20, 2026
Interest rate								2.64%
Loan maturity period								4 years
Maturity date								Jan. 20, 2026
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 95,500,000
Borrowings interest rate basis										interest rate of 2.45%, due on March 19, 2026.
Interest rate								2.45%
Loan maturity period								4 years
Maturity date								Mar. 19, 2026